CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Cash flows from operating activities
Net income	$ 10,516	63,656	58,937	37,243
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,673	16,175	13,406	9,830
Share-based compensation	1,723	10,428	13,363	30,542
Foreign currency exchange (income)/loss, net	(320)	(1,935)	1,845	(8,911)
Deferred taxation	584	3,533	474	(1,814)
Loss from disposal of property, plant and equipment	1	5	786
Dividend income from available-for-sale securities	(31)	(186)	(47)
Changes in operating assets and liabilities:
Accounts receivable, net	1,010	6,115	(23,808)	(10,663)
Amounts due from a related party				1,000
Prepaid expenses and other current assets	3,453	20,901	(31,656)	(6,948)
Deferred revenue	2,509	15,187	32,026	23,221
Accounts payable	736	4,458	59	(1,194)
Amounts due to a related party				(993)
Accrued expenses and other current liabilities	3,120	18,887	(5,359)	15,909
Income tax payable	1,609	9,743	(2,341)	(327)
Net cash provided by operating activities	27,583	166,967	57,685	86,895
Cash flows from investing activities
Placement of short-term deposits	(53,901)	(326,299)	(233,025)	(404,500)
Placement of term deposits				(10,000)
Maturity of short-term deposits	38,493	233,025	404,500	116,000
Purchase of property, plant and equipment	(3,001)	(18,168)	(83,072)	(22,400)
Purchase of intangible assets	(50)	(305)
Consideration paid for a business combination			(4,500)
Proceeds from disposal of property, plant and equipment			57
Purchase of available-for-sale securities			(5,000)
Net cash (used in)/provided by investing activities	(18,459)	(111,747)	78,960	(320,900)
Cash flows from financing activities
Issuance of ordinary shares				424,930
Issuance of ordinary shares upon exercise of share options, net of issuance cost	1,340	8,109	6,043	1,147
Payment of dividend to ordinary shareholders	(7,970)	(48,246)
Payment of dividend to Series A redeemable convertible preferred shareholders				(25,944)
Repurchase of ordinary shares	(5,467)	(33,097)	(63,702)
Net cash provided by/(used in) financing activities	(12,097)	(73,234)	(57,659)	400,133
Effect of exchange rate changes on cash and cash equivalents	(1,172)	(7,082)	(2,617)	(4,176)
Net increase/(decrease) in cash and cash equivalents	(4,145)	(25,096)	76,369	161,952
Cash and cash equivalents at beginning of year	42,570	257,709	181,340	19,388
Cash and cash equivalents at end of year	38,425	232,613	257,709	181,340
Supplemental disclosure of cash flow information
Income tax paid	$ (184)	(1,115)	(11,094)	(20,248)